Blank Rome, LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147 (Phone)

(917) 332-3028 (Facsimile)

www.blankrome.com

October 16, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated October 14, 2020 for the Trust’s LeaderShares® Activist Leaders® ETF and LeaderShares® AlphaFactor® Tactical Focused ETF, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 245 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on October 13, 2020.

Questions may be directed to me at (212) 885-5147.

Sincerely,

/s/ Stacy H. Louizos

Stacy H. Louizos